Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 14, 2022	Mar. 25, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commission	$ 10,900,000
Underwriter fees			$ 10,600,000	$ 10,600,000
Original amount			$ 280,000	280,000
Deferred legal fees				$ 6,200,000	$ 4,000,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit (in Dollars per share)			$ 0.2	$ 0.2	$ 0.2
Aggregate value, paid upon the closing of the Initial Public Offering				$ 6,200,000	$ 6,200,000
Deferred underwriting discount per unit (in Dollars per share)			$ 0.35	$ 0.35	$ 0.35
Deferred underwriting commission				$ 10,900,000	$ 10,900,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units (in Shares)		3,616,305
Unexercised over-allotment option expired , option period		45 days
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Option grant to underwriters				45 days	45 days
Additional units (in Shares)				4,125,000	4,125,000